Fees Summary	Sep. 29, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 129.71
Total Fee Amount	129.71
Total Transaction Valuation	939,223.31
Total Offset Amount	0
Net Fee	$ 0
Offset Table N/A	N/A